Segment information	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company’s fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company’s contract revenues by customer for the three and six months ended June 30, 2016 and 2015 are follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

BP	40.2%	45.3%	39.2%	48.0%
ExxonMobil *	35.2%	28.2%	37.6%	26.0%
Tullow	15.8%	14.4%	14.9%	14.0%
Chevron	5.9%	12.1%	5.6%	12.0%
Other	2.9%	0.0%	2.7%	0.0%
Total	100.0%	100.0%	100.0%	100.0%

* The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd. which is a consortium majority owned by ExxonMobil.

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

United States	$175.4	$197.9	$359.7	$397.3
Canada	$61.5	$45.1	$122.8	$80.1
Ghana	$57.4	$58.6	$115.0	$114.8
Nigeria	$46.1	$63.6	$107.3	$126.7
Angola	$45.4	$20.1	$91.4	$41.5
Thailand	$21.6	$26.6	$43.5	$52.2
Other	$11.1	$5.3	$22.8	$5.3
Total	$418.5	$417.2	$862.5	$817.9

As of June 30, 2016 and December 31, 2015 the drilling units were located as follows:

Fixed Assets – Drilling units (1)

(In US$ millions)	June 30, 2016	December 31, 2015

United States	$2,873.7	$2,927.4
Ghana	$583.3	$591.5
Angola	$566.4	$571.3
Canada	$503.0	$519.2
Nigeria	$494.2	$508.0
Thailand	$246.6	$251.5
Myanmar	$176.6	$178.4
Total	$5,443.8	$5,547.3

(1)	The fixed assets referred to in the table above include eleven drilling units at June 30, 2016 and December 31, 2015.

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.